Property and Equipment, Net - Schedule of Composition of Assets Grouped by Major Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Cost	$ 5,568	$ 5,295
Accumulated depreciation:
Accumulated depreciation	4,689	4,497
Property, Plant and Equipment, Net	879	798
Computers and electronic equipment [Member]
Cost:
Cost	4,827	4,553
Accumulated depreciation:
Accumulated depreciation	4,263	4,107
Office furniture and equipment [Member]
Cost:
Cost	407	422
Accumulated depreciation:
Accumulated depreciation	232	229
Leasehold improvements [Member]
Cost:
Cost	334	320
Accumulated depreciation:
Accumulated depreciation	$ 194	$ 161